Long-term incentive plans based on Telefónica, S.A. shares - Schedule of Number of Shares Assigned and Outstanding (Details)	12 Months Ended		36 Months Ended
	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2026 shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares	Dec. 30, 2023 shares
First cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)							19,425,499
Outstanding shares (shares)		17,728,523				17,728,523
First cycle | Performance Share Plan 2021-2025 | TSR objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		9,712,749
Outstanding shares (shares)		8,864,262				8,864,262
Unit fair value (in euro per share) | € / shares		€ 2.64				€ 2.64
First cycle | Performance Share Plan 2021-2025 | FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		7,770,200
Outstanding shares (shares)		7,091,409				7,091,409
Unit fair value (in euro per share) | € / shares		€ 3.15				€ 3.15
First cycle | Performance Share Plan 2021-2025 | C02 E.N. objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		1,942,550
Outstanding shares (shares)		1,772,852				1,772,852
Unit fair value (in euro per share) | € / shares		€ 3.15				€ 3.15
First cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)						1,751,500
Outstanding shares (shares)		1,557,000				1,557,000
First cycle | Talent for the Future Share Plan 2021-2025 | TSR objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	875,750
Outstanding shares (shares)	778,500				778,500
Unit fair value (in euro per share) | € / shares	€ 2.64				€ 2.64
First cycle | Talent for the Future Share Plan 2021-2025 | FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	700,600
Outstanding shares (shares)	622,800				622,800
Unit fair value (in euro per share) | € / shares	€ 3.15				€ 3.15
First cycle | Talent for the Future Share Plan 2021-2025 | C02 E.N. objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	175,150
Outstanding shares (shares)	155,700				155,700
Unit fair value (in euro per share) | € / shares	€ 3.15				€ 3.15
First cycle | Talent For The Future Share Plan 2024-2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			1,530,500
Outstanding shares (shares)	1,513,500				1,513,500
First cycle | Talent For The Future Share Plan 2024-2028 | TSR objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	765,250
Outstanding shares (shares)	756,750				756,750
Unit fair value (in euro per share) | € / shares	€ 2.85				€ 2.85
First cycle | Talent For The Future Share Plan 2024-2028 | FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	612,200
Outstanding shares (shares)	605,400				605,400
Unit fair value (in euro per share) | € / shares	€ 3.42				€ 3.42
First cycle | Talent For The Future Share Plan 2024-2028 | C02 E.N. objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	76,525
Outstanding shares (shares)	75,675				75,675
Unit fair value (in euro per share) | € / shares	€ 3.42				€ 3.42
First cycle | Talent For The Future Share Plan 2024-2028 | Women managers
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	76,525
Outstanding shares (shares)	75,675				75,675
Unit fair value (in euro per share) | € / shares	€ 3.42				€ 3.42
First cycle | Performance Share Plan 2024-2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares (shares)	15,317,175				15,317,175
Second cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)					15,069,650
Outstanding shares (shares)	13,851,509				13,851,509
Second cycle | Performance Share Plan 2021-2025 | TSR objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	7,534,825
Outstanding shares (shares)	6,925,755				6,925,755
Unit fair value (in euro per share) | € / shares	€ 2.43				€ 2.43
Second cycle | Performance Share Plan 2021-2025 | FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	6,027,860
Outstanding shares (shares)	5,540,604				5,540,604
Unit fair value (in euro per share) | € / shares	€ 2.95				€ 2.95
Second cycle | Performance Share Plan 2021-2025 | C02 E.N. objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	1,506,965
Outstanding shares (shares)	1,385,150				1,385,150
Unit fair value (in euro per share) | € / shares	€ 2.95				€ 2.95
Second cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)					1,646,500
Outstanding shares (shares)	1,458,000				1,458,000
Second cycle | Talent for the Future Share Plan 2021-2025 | TSR objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	823,250
Outstanding shares (shares)	729,000				729,000
Unit fair value (in euro per share) | € / shares	€ 2.43				€ 2.43
Second cycle | Talent for the Future Share Plan 2021-2025 | FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	658,600
Outstanding shares (shares)	583,200				583,200
Unit fair value (in euro per share) | € / shares	€ 2.95				€ 2.95
Second cycle | Talent for the Future Share Plan 2021-2025 | C02 E.N. objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	164,650
Outstanding shares (shares)	145,800				145,800
Unit fair value (in euro per share) | € / shares	€ 2.95				€ 2.95
Third cycle | Performance Share Plan 2021-2025 | TSR objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	8,309,282
Outstanding shares (shares)	7,928,329				7,928,329
Unit fair value (in euro per share) | € / shares	€ 1.77				€ 1.77
Third cycle | Performance Share Plan 2021-2025 | FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	6,647,426
Outstanding shares (shares)	6,342,664				6,342,664
Unit fair value (in euro per share) | € / shares	€ 2.81				€ 2.81
Third cycle | Performance Share Plan 2021-2025 | C02 E.N. objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	1,661,856
Outstanding shares (shares)	1,585,665				1,585,665
Unit fair value (in euro per share) | € / shares	€ 2.81				€ 2.81
Third cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)				1,771,500
Outstanding shares (shares)	1,663,000				1,663,000
Third cycle | Talent for the Future Share Plan 2021-2025 | TSR objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	885,750
Outstanding shares (shares)	831,500				831,500
Unit fair value (in euro per share) | € / shares	€ 1.77				€ 1.77
Third cycle | Talent for the Future Share Plan 2021-2025 | FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	708,600
Outstanding shares (shares)	665,200				665,200
Unit fair value (in euro per share) | € / shares	€ 2.81				€ 2.81
Third cycle | Talent for the Future Share Plan 2021-2025 | C02 E.N. objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	177,150
Outstanding shares (shares)	166,300				166,300
Unit fair value (in euro per share) | € / shares	€ 2.81				€ 2.81
Third cycle | Performance Share Plan 2024-2028 | TSR objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	7,676,879
Outstanding shares (shares)	7,658,587				7,658,587
Unit fair value (in euro per share) | € / shares	€ 2.85				€ 2.85
Third cycle | Performance Share Plan 2024-2028 | FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	6,141,504
Outstanding shares (shares)	6,126,870				6,126,870
Unit fair value (in euro per share) | € / shares	€ 3.42				€ 3.42
Third cycle | Performance Share Plan 2024-2028 | C02 E.N. objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	767,688
Outstanding shares (shares)	765,859				765,859
Unit fair value (in euro per share) | € / shares	€ 3.42				€ 3.42
Third cycle | Performance Share Plan 2024-2028 | Women managers
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	767,688
Outstanding shares (shares)	765,859				765,859
Unit fair value (in euro per share) | € / shares	€ 3.42				€ 3.42